Revenue and Receivables - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 40,906	$ 24,879
CommercialContractsOne [Member] | CommercialCustomers [Member] | CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	14,335	12,071
Time-and-materials Contract [Member] | CommercialContractsOne [Member] | CommercialCustomers [Member] | CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	120	55
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	32,960	21,215
UNITED STATES | Government Contract [Member] | GovernmentCustomers [Member] | USGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	21,948	11,924
UNITED STATES | Fixed-price Contract [Member] | Government Contract [Member] | GovernmentCustomers [Member] | USGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	17,036	8,871
UNITED STATES | Fixed-price Contract [Member] | CommercialContractsOne [Member] | CommercialCustomers [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	9,005	5,602
UNITED STATES | Time-and-materials Contract [Member] | Government Contract [Member] | GovernmentCustomers [Member] | USGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	4,912	3,053
Foreign [Member] | Fixed-price Contract [Member] | Government Contract [Member] | GovernmentCustomers [Member] | ForeignGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	4,623	884
International [Member] | Fixed-price Contract [Member] | CommercialContractsOne [Member] | CommercialCustomers [Member] | CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	5,210	6,414
Mission support
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	37,109	19,362
Launch support
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,144	1,304
Operations
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,039	2,558
Studies design and other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 614	$ 1,655